Schedule of financial statements of the company (Details)	12 Months Ended
	Dec. 31, 2023	May 05, 2023
Ryde Group (BVI) Limited [Member]
Date of incorporation	Feb. 22, 2023
Percentage of director or indirect interests	100.00%
Place of incorporation	British Virgin Islands
Principal activities	Dormant
Ryde Technologies Pte Ltd [Member]
Date of incorporation	Sep. 02, 2014
Percentage of director or indirect interests	99.26%	99.26%
Place of incorporation	Singapore
Principal activities	Mobility and quick commerce solutions
Meili Technologies Pte Ltd [Member]
Date of incorporation	Nov. 30, 2020
Percentage of director or indirect interests	99.26%
Place of incorporation	Singapore
Principal activities	Quick Commerce solutions
Meili Technologies (M) Sdn Bhd [Member]
Date of incorporation	Dec. 16, 2021
Percentage of director or indirect interests	99.26%
Place of incorporation	Malaysia
Principal activities	Dormant